                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     / /
                                                                          --

         Pre-Effective Amendment No.                                       / /

         Post-Effective Amendment No.    9                                /X/

          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                   / /
OF 1940

         Amendment No.   10                                               /X/

        (Check appropriate box or boxes.)

AmeriPrime Funds - File Nos. 33-96826 and 811-9096

1793 Kingswood Drive, Suite 200, Southlake, Texas             76092
-------------------------------------------------------------------
  (Address of Principal Executive Offices)                  Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197

Kenneth Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas  76092
              (Name and Address of Agent for Service)

              With copy to:
              Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A. 3500 Carew Tower, Cincinnati, Ohio 45202

Release Date:  June, 1997

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) /X/ on June 30, 1997 pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Registrant continues its election made by the filing of its Registration Statement, effective November 6, 1995, to register an indefinite number and amount of its securities under Rule 24f-2 of the Investment Company Act. Registrant filed, pursuant to paragraph b(1) of Rule 24f-2, a Form 24F-2 for the fiscal year ended October 31, 1996 on December 30, 1996.

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       FOR FOUNTAINHEAD SPECIAL VALUE FUND


ITEM                                SECTION IN EACH PROSPECTUS

  1..............................   Cover Page
  2..............................   Summary of Fund Expenses
  3..............................   Supplement to Prospectus
  4..............................   The Fund, Investment Objective and
                                    Strategies, Investment Policies and
                                    Techniques and Risk Considerations,
                                    Operation of the Fund, General
                                    Information
  5..............................   Operation of the Fund
  5A.............................   None
  6..............................   Cover Page, Dividends and
                                    Distributions, Taxes, Operation of
                                    the Fund, General Information,
                                    Supplement to Prospectus
  7..............................   Cover Page, How to Invest in the
                                    Fund, Share Price Calculation,
                                    Operation of the Fund,
  8..............................   How to Redeem Shares
  9..............................   None
 13..............................   General Information
 15..............................   General Information


                                    SECTION IN STATEMENT OF
ITEM                                ADDITIONAL INFORMATION

 10..............................   Cover Page
 11..............................   Table of Contents
 12..............................   None
 13..............................   Additional Information About Fund
                                    Investments and Risk Considerations,
                                    Investment Limitations
 14..............................   Trustees and Officers
 15..............................   Description of the Trust
 16..............................   The Investment Adviser, Custodian,
                                    Transfer Agent, Accountants
 17..............................   Portfolio Transactions and Brokerage
 18..............................   Description of the Trust
 19..............................   Determination of Share Price
 20..............................   None
 21..............................   Distributor
 22..............................   Investment Performance
 23..............................   Financial Statements

                         FOUNTAINHEAD SPECIAL VALUE FUND
                         Supplement Dated June 30, 1997
                      To Prospectus Dated December 23, 1996


         The following condensed supplementary financial information for the period ended April 30, 1997, is derived from the unaudited financial statements of the Fund. The unaudited financial statements of the Fund are included in the Fund's Semi-Annual Report to Shareholders.

Fountainhead Special Value Fund
Financial   Highlights  for  the  period  December  31,  1996  (Commencement  of
  Operations) to Apirl 31, 1997 (Unaudited)
Selected Per Share Data

Net asset value,
  begining of period                                 $10.00
                                                 -----------
Income from investment
  Operations
  Net investment income                                0.01
  Net realized and
  unrealized gain (loss)                              (0.14)
                                                 -----------
Total from investment operations                      (0.13)
                                                 -----------
Less Distributions
  From net interest income                             0.00
                                                 -----------
Net asset value,
  end of period                                       $9.86
                                                 ===========

Total Return                                          (3.98)%

Ratios and Supplemental Data
Net assets, end of period (000)                        $641
Ratio of expenses to
  average net assets (b)                                0.83%
Ratio of net investment income to
  average net assets (b)                                0.00%
Portfolio turnover rate                               429.00%
Average commissions paid                                0.02

(a)   Annualized
(b) During the period December 31, 1996 to March 31, 1996 the advisor agreed to limit the funds expenses to .75% of net assets, without this limitation the funds expense ratio and interest income ratio would have been 1.00% and (.01)%





































         The following should be read in conjunction with the section entitled "General Information" on page 13 of the Prospectus.

         As of June 6, 1997, Roger E. King, Robert E. Walsh and Jenswold, King & Associates, Inc. Profit Sharing Plan may be deemed to control the Fund as a result of their respective beneficial ownership of the shares of the Fund.

                         FOUNTAINHEAD SPECIAL VALUE FUND



PROSPECTUS                                                  December 23, 1996

                      c/o Jenswold, King & Associates, Inc.
                              Two Post Oak Central
                         1980 Post Oak Blvd., Suite 2400
                            Houston, Texas 77056-3898

               For Information, Shareholder Services and Requests:
                                 (800) 868-9535



         Fountainhead Special Value Fund ("Fund") is a mutual fund whose investment objective is to provide long term capital growth. The Fund's Advisor, Jenswold, King & Associates, Inc., seeks to achieve the objective by investing primarily in a broad range of equity securities believed by the Advisor to be selling at attractive prices relative to their intrinsic value.

         The Fund is "no-load," which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.
         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") dated December 23, 1996, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ASA0204B-022197-2

                            SUMMARY OF FUND EXPENSES

         The expense information provided below is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases........................................................................................NONE
Sales Load Imposed on Reinvested Dividends.............................................................................NONE
Deferred Sales Load....................................................................................................NONE
Redemption Fees........................................................................................................NONE
Exchange Fees..........................................................................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)*

Management Fees (after reimbursement)................................................................................ 0.68%
12b-1 Charges..........................................................................................................NONE
Other Expenses........................................................................................................0.32%
Total Fund Operating Expenses (after reimbursement)...................................................................1.00%

* The Advisor has agreed to waive fees and reimburse expenses to limit total net operating expenses for the Fund to not more than 1.00% of its average daily net assets. Absent fee waivers and expense reimbursement, management fees would be 1.43% and the Fund estimates that total operating expenses would be 1.75%.

The tables above are provided to assist an investor in understanding the direct and indirect expenss that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                  1 Year                      3 Years
                                  ------                      -------
                                     $10                        $32

                                    THE FUND

         Fountainhead Special Value Fund ("Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust ("Trust"), on October 20, 1995, and commenced operations on December 23, 1996. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Jenswold, King & Associates, Inc. ("Advisor").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term capital growth. The Fund seeks to achieve the objective by investing primarily in a broad range of equity securities which the Advisor believes to be selling at attractive prices relative to their intrinsic value. It is anticipated that an emphasis will be placed on domestic mid-cap equity securities (those with a market capitalization between $500 million and $5 billion).

         The Advisor selects portfolio securities on the basis of what the Advisor considers to be the intrinsic value of each security. In determining whether a specific security represents investment value, particular emphasis is given to securities: 1) trading at a discount to the company's estimated private market value (based on its projected level of cash flows, balance sheet characteristics, future earnings, and payments made for similar companies in mergers and acquisitions), 2) trading at the low end of the company's historic fundamental valuation range (based on current financial ratios such as price/cash flow, price/earnings and price/book value), or 3) trading at a discount to the company's earnings growth rate. While it is anticipated that the Fund will diversify its investments across a range of industries/sectors, certain industries are likely to be overweighted compared to others because the Advisor seeks the best investment values regardless of industry. The Advisor retains the flexibility to invest in securities of various market capitalizations.

         The Advisor generally intends to stay fully invested (subject to liquidity requirements and defensive purposes) in common stock and common stock equivalents (such as securities convertible into common stocks) regardless of the movement of stock prices. However, the Fund may invest in preferred stocks, bonds, corporate debt and U.S. government obligations when the Advisor believes that these securities offer opportunities to further the Fund's investment objective. While the Fund ordinarily will invest in common stocks of U.S. companies, it may invest in foreign companies through the purchase of American Depository Receipts.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds) or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Advisor has no prior experience in managing investment companies and that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See

"Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $5,000 ($2,000 for IRAs) and minimum subsequent investments of $1,000. For corporate retirement plans, however, there is no minimum for separate employee accounts.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Fountainhead Special Value Fund, and sent by mail or overnight delivery to:

                         Fountainhead Special Value Fund
                        c/o American Data Services, Inc.
                        24 West Carver Street, 2nd Floor
                           Huntington, New York 11743

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-868-9535 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  Fountainhead Special Value Fund
                           D.D.A. #483885570
                           Account Name _________________ (write in shareholder name)
                           For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Fountainhead Special Value Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                                    Fountainhead Special Value Fund
                                    c/o American Data Services, Inc.
                                    24 W. Carver Street
                                    Huntington, New York  11743

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) 868-9535. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 868-9535. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 ("Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Jenswold, King & Associates, Inc., Two Post Oak Central, 1980 Post Oak Blvd., Suite 2400, Houston, Texas 77056-3898 ("Advisor") to manage the Fund's investments. The Advisor is a Houston-based independent investment advisor that provides value-oriented equity and balanced management for both taxable and tax-exempt clients and currently manages approximately $650 million in assets. The Advisor is a Texas corporation controlled by Roger E. King, the Chairman, President and majority shareholder of the Advisor. Mr. King is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. King co-founded the firm in 1981 and has served as its president since 1986 and as its chairman since 1993. The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.43% of its average daily net assets. The Advisor has agreed to waive management fees and reimburse expenses to limit total net operating expenses for the Fund to not more than 0.75% of its average daily net assets through March 31, 1997. Thereafter, the Advisor has agreed to waive management fees and reimburse expenses to limit total net operating expenses for the Fund to not more than 1.00% of its average daily net assets for at least its first year of operations (through 1997).

         The Fund retains AmeriPrime Financial Services, Inc. ("Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Advisor will reimburse the Administrator for organizational expenses advanced by the Administrator. The Fund retains American Data Services, Inc., 24 West Carver Street, Huntington, New York 11743 ("Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 ("Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures, rights and warrants) and investment companies which invest primarily in the above. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more that 5% of its net assets at the time of purchase in either rights or warrants. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities through the purchase of American Depository Receipts (ADRs). ADRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

Fixed Income Securities

         The Fund may invest in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

                  Corporate Debt Securities - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation, or Baa or higher by Moody's Investors Services, Inc., or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade.

     U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and



     the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.
Investment Techniques

         The Fund may invest up to 5% of its net assets in repurchase agreements fully collateralized by U.S. Government obligations, as well as reverse repurchase agreements. The Fund may engage in short sales, but the percentage of the Fund's net assets that may be used as collateral or segregated for short sales is limited to 5%.

                  When Issued Securities and Forward Commitments - The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if they hold, and maintain until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 25% of its total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to the settlement if the Advisor deems it appropriate to do so.

                  Loans of Portfolio Securities - The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 102% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

General

         The Fund may invest in mortgage related securities, invest in foreign securities other than ADR's, and may buy and write put and call options and futures on stock indices, provided the Fund's investment in each does not exceed 5% of its net assets.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Advisor believes that changes in its price or underlying value, or general economic or market conditions, warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 100%.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.
                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) Mid Cap Index, the Russell Mid Cap Index, or the S&P 500 Index.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

         The Advisor has been managing equity income accounts since 1982. The performance of the accounts with investment objectives, policies and strategies similar to those of the Fund appears below. The data is provided to illustrate past performance of the Advisor in managing such accounts, as compared to the Russell Mid Cap Index. Roger E. King is responsible for the performance of the accounts and is also responsible for the investment management of the Fund. As of December 31, 1996, the assets in those accounts totaled approximately $650 million.

[chart showing growth of $10,000 investment from January 1, 1982 through December 31, 1996, compared to the Russell Mid Cap Index]

* The Advisor's total returns by year were as follows: 1982 40.67%, 1983 22.95%, 1984 12.43%, 1985 28.60%, 1986 15.56%, 1987 -5.35%, 1988 27.96%, 1989 25.20%,
1990 -1.04%,  1991 36.86%,  1992 11.40%,  1993 6.50%, 1994 -8.35%,  1995 55.00%,
1996 12.42%. The Jenswold, King & Associates, Inc. performance is the time-weighted, dollar-weighted average total return associated with a composite of equity income accounts managed by Roger E. King, having objectives similar to the Fund, and is unaudited. The composite does not include accounts with less than $1,000,000 assets in or accounts under the Advisor's management for less than one quarter, because the nature of those accounts make them inappropriate for purposes of comparison. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains.

         The Russell Mid Cap Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The Russell Mid Cap Index reflects the total return of securities comprising the Index with market capitalizations ranging from $1 billion to $6 billion, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the Russell Mid Cap Index do not reflect deduction of transaction costs or expenses, including management fees.

         The performance of the accounts managed by the advisor should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code. The results for different periods may vary.

Investment Advisor                         Administrator
Jenswold, King and Associates, Inc.        AmeriPrime Financial Services, Inc.
Two Post Oak Central                       1793 Kingswood Drive, Suite 200
1980 Post Oak Blvd., Suite 2400            Southlake, Texas  76092
Houston, Texas  77056-3898

Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
P.O. Box 641082                            1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45264                    Southlake, Texas  76092

Transfer Agent (all purchase and           Auditors
redemption requests)                       McCurdy & Associates CPA's, Inc.
American Data Services, Inc.               27955 Clemens Road
24 West Carver Street                      Westlake, Ohio  44145
Huntington, New York  11743

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                             TABLE OF CONTENTS PAGE

         SUMMARY OF FUND EXPENSES...........................................  2

                  Shareholder Transaction Expenses........................... 2
                  Annual Fund Operating Expenses............................  2

         THE FUND...........................................................  3

         INVESTMENT OBJECTIVE AND STRATEGIES................................. 3

         HOW TO INVEST IN THE FUND..........................................  4

                  Initial Purchase..........................................  4

                           By Mail........................................... 4
                           By Wire..........................................  4

                  Additional Investments..................................... 5
                  Tax Sheltered Retirement Plans............................. 5
                  Other Purchase Information................................  5

         HOW TO REDEEM SHARES................................................ 5

                  By Mail.................................................... 6
                  By Telephone............................................... 6
                  Additional Information..................................... 6

         SHARE PRICE CALCULATION............................................  7

         DIVIDENDS AND DISTRIBUTIONS........................................  7

         TAXES..............................................................  8

         OPERATION OF THE FUND............................................... 8

         INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS.........  9

                  Equity Securities......................................... 10
                  Fixed Income Securities....................................10
                  Investment Techniques..................................... 11
                  General................................................... 11

         GENERAL INFORMATION................................................ 12

                  Fundamental Policies...................................... 12
                  Portfolio Turnover........................................ 12
                  Shareholder Rights........................................ 12

         PERFORMANCE INFORMATION............................................ 12

                         FOUNTAINHEAD SPECIAL VALUE FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 1997










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Fountainhead Special Value Fund dated December 23, 1996 and Supplement to Prospecuts dated June 30, 1997. A copy of the Prospectus can be obtained by writing the Transfer Agent at 24 W. Carver Street, Huntington, New York 11743, or by calling 1- 800-868-9535.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                           PAGE


         DESCRIPTION OF THE TRUST..........................................  1

         ADDITIONAL INFORMATION ABOUT FUND
         INVESTMENTS AND RISK CONSIDERATIONS...............................  1

         INVESTMENT LIMITATIONS............................................  6

         THE INVESTMENT ADVISOR............................................  8

         TRUSTEES AND OFFICERS.............................................  9

         PORTFOLIO TRANSACTIONS AND BROKERAGE.............................. 10

         DETERMINATION OF SHARE PRICE...................................... 11

         INVESTMENT PERFORMANCE............................................ 11

         CUSTODIAN......................................................... 12

         TRANSFER AGENT.................................................... 12

         ACCOUNTANTS....................................................... 12

         DISTRIBUTOR....................................................... 12

         FINANCIAL STATEMENTS.............................................. 12

DESCRIPTION OF THE TRUST

         Fountainhead Special Value Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of four series currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         As of June 6, 1997, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Rene Drouin and Patricia Gallaher, Co-Trustees, 1903 Big Canyon Drive, Austin, Texas 78746 -5.37%; Roger E. King, 1980 Post Oak Boulevard, Suite 2400, Houston, Texas - 11.11%; Servis Beulah IRA, 602 Hallie, Houston, Texas 77024 - 26.33% and Jenswold, King & Associates, Inc. Profit Sharing Plan, Roger E. King and Robert E. Walsh, Co- Trustees, 1980 Post Oak Boulevard, #2400, Houston, Texas 77056-3898 - 43.97%.

         As of June 6, 1997, Roger E. King, Robert E. Walsh and Jenswold, King & Associates, Inc. Profit Sharing Plan may be deemed to control the Fund as a result of their beneficial ownership of shares of the Fund. As of June 6, 1997, the officers and trustees as a group may be deemed to beneficially own 2.6% of the Fund.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

     A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in rights or warrants.
     B. Repurchase Agreements. A repurchase agreement is a short-term investment in which --------------------- the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         C. Reverse Repurchase Agreements. Reverse repurchase agreements involve sales of portfolio securities by the Fund to member banks of the Federal Reserve System or recognized securities dealers, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. The Fund's objective in such a transaction would be to obtain funds to pursue additional investment opportunities whose yield would exceed the cost of the reverse repurchase transaction. Generally, the use of reverse repurchase agreements should reduce portfolio turnover and increase yield.

                  In connection with each reverse repurchase agreement, the Fund will direct its Custodian to place cash or U.S. government obligations in a separate account in an amount equal to the repurchase price. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.

         D. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities.

         E. Mortgage-Related Securities. Mortgage-related securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA, GNMA and the Federal Home Loan Mortgage Corporation, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. The Fund will only invest in pools of mortgage loans assembled for sale to investors by agencies or instrumentalities of the U.S. government and will limit its investment to 5% of its net assets. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

                  Other types of securities representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) and multi-class pass-throughs. CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. The Fund will only invest in CMOs, REMICs and multi-class pass-through securities (collectively "CMOs" unless the context indicates otherwise) issued by agencies or instrumentalities of the U.S. government (such as the Federal Home Loan Mortgage Corporation). Neither Fund will invest in "stripped" CMOs, which represent only the income portion or the principal portion of the CMO.

                  CMOs are issued with a variety of classes or "tranches," which have different maturities and are often retired in sequence. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These "floating rate CMOs," typically are issued with lifetime "caps" on their coupon rate, which means that there is a ceiling beyond which the coupon rate may not be increased. The yield of some floating rate CMOs varies in excess of the change in the index, which would cause the value of such CMOs to fluctuate significantly once rates reach the cap.

                  REMICs, which have elected to be treated as such under the Internal Revenue Code, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with other CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities.

                  The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

         F. Foreign Securities. The Fund may invest up to 5% of its net assets at the time of purchase in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

                  Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

                  Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         G. Option Transactions. Up to 5% of the Fund's net assets may be invested in option transactions involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

         H. Hedging Transactions. The Fund may hedge all or a portion of its portfolio investments through the use of options and futures contracts. The objective of the hedging program is to protect a profit or offset a loss in a portfolio security from future price erosion or to assure a definite price for a security by acquiring the right or option to purchase or to sell a fixed amount of the security at a future date. For example, in order to hedge against the risk that the value of the Fund's portfolio securities may decline, the fund might sell futures contracts on stock indices. When hedging of this character is successful, any depreciation in the value of the hedged portfolio securities will be substantially offset by an increase in the Fund's equity in the stock index futures position.

                  There is no assurance that the objective of the hedging program will be achieved, since the success of the program will depend on the Advisor's ability to predict the future direction of the relevant security or stock index, and incorrect predictions by the Advisor may have an adverse effect on the Fund. In this regard, skills and techniques necessary to arrive at such predictions are different from those needed to predict price changes in individual stocks.

                  A stock index futures contract is a binding contractual commitment which involves the payment or receipt of payments representing, respectively, the loss or gain of a specified market index. Ordinarily, the Fund would enter into stock index futures contracts to hedge its investments in common stocks. Futures contracts are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission. The Fund will be subject to any limitations imposed by the exchanges with respect to futures contracts trading and positions. A clearing corporation associated with the particular exchange assumes responsibility for all purchases and sales and guarantees delivery and payment on the contracts. Although most futures contracts call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before settlement date without the making or taking of delivery. Closing out is accomplished by entering into an offsetting transaction, which may result in a profit or a loss. There is no assurance that the Fund will be able to close out a particular futures contract.

                  A hedging strategy involving options and futures contracts entails some risks. For example, the total premium paid for an option may be lost if the Fund does not exercise the option or futures contract, or the writer does not perform his obligations. It is also possible that the futures contracts selected by the Fund will not follow the price movement of the underlying stock index. If this occurs, the hedging strategy may not be successful. Further, if the Fund sells a stock index futures contract and is required to pay an amount measured by any increase in the market index, it will be exposed to an indeterminate liability. In addition, a liquid secondary market may not exist for any particular option or futures contract at any specific time.

                  The Fund will incur transactional costs in connection with the hedging program. When the Fund purchases or sells a futures contract, an amount of cash and liquid assets will be deposited in a segregated account with the Trust's Custodian to guarantee performance of the futures contract. The amount of such deposits will depend upon the requirements of each exchange and broker and will vary with each futures contract. Because open futures contract positions are marked to market and gains and losses are settled on a daily basis, the Fund may be required to deposit additional funds in such a segregated account if it has incurred a net loss on its open futures contract positions on any day.

                  The Trust has filed a supplemental notice of eligibility with the Commodity Futures Trading Commission ("CFTC") to claim relief from regulation as a commodity "pool" within the meaning of the CFTC's regulations. In its filing, the Trust has represented that the Fund's transactions in futures contracts will constitute bona fide hedging transactions within the meaning of such regulations and that the Fund will enter into commitments which require as deposits for initial margin for futures contracts no more than 5% of the fair market value of its assets.

         I. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

                  In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is fundamental, although the particular practices followed with respect to short sales, such as the percentage of the Fund's assets which may be deposited as collateral or allocated to the segregated account, are not deemed fundamental and may be changed by the Board of Trustees without the vote of the Fund's shareholders.

         J. Corporate Debt Securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consist of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed


without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of
(1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.
         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not invest more than 5% of its net assets in reverse repurchase agreements.
         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     iv. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short. v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this Statement of Additional Information. vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements. vii. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.
THE INVESTMENT ADVISOR

         The Fund's investment advisor is Jenswold, King & Associates, Inc., Two Post Oak Central, 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898. Roger E. King may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the name "Fountainhead" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name
"Fountainhead" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

===================================================================================================================================
        Name, Age and Address                   Position                       Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
* Kenneth D. Trumpfheller              President and Trustee         President, Treasurer and Secretary of AmeriPrime
Age:  38                                                             Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                                 AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                            distributor.  Prior to December, 1994, a senior client
Southlake, Texas  76092                                              executive with SEI Financial Services.







-----------------------------------------------------------------------------------------------------------------------------------
Julie A. Feleo                         Secretary, Treasurer          Secretary, Treasurer and Chief Financial Officer of
Age:  30                                                             AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                                 Financial Securities, Inc.; Fund Reporting Analyst at
Suite 200                                                            Fidelity Investments from 1993 to 1997; Fund
Southlake, Texas  76092                                              Accounting Analyst at Fidelity Investments in 1993.
                                                                     Prior to 1993, Accounting Manager at Windows
                                                                     Presentation Manager Association.
-----------------------------------------------------------------------------------------------------------------------------------
Steve L. Cobb                          Trustee                       President of Clare Energy, Inc., oil and gas exploration
Age:  39                                                             company; International Marketing Manager of Carbo
2001 Indianwood Avenue                                               Ceramics Inc., oil field manufacturing/supply company;
Broken Arrow, OK  74012                                              President, Chandler Engineering Company, L.L.C.
-----------------------------------------------------------------------------------------------------------------------------------
Gary E. Hippenstiel                    Trustee                       President and Director of Heritage Trust Company;
Age:  49                                                             Director, Vice President and Chief Investment Officer of
600 Jefferson Street                                                 Legacy Trust Company from 1994-1995; Vice President
Houston, Texas  70002                                                and Manager of Investments of Kanaly Trust Company
                                                                     from 1988 to 1992.
===================================================================================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1996 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

======================================================================================

                                     Aggregate             Total Compensation
                                   Compensation         from Trust (the Trust is
            Name                    from Trust           not in a Fund Complex)
--------------------------------------------------------------------------------------
Kenneth D. Trumpfheller                  0                          0
--------------------------------------------------------------------------------------
Steve L. Cobb                         $4,000                     $4,000
--------------------------------------------------------------------------------------
Gary E. Hippenstiel                   $4,000                     $4,000
======================================================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years

                  ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         American Data Services, Inc., 24 W. Carver Street, Huntington, New York 11743, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, American Data
Services, Inc. provides the Fund with certain monthly reports, record-keeping and other management-related services.

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1997. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares.
Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

         The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Fund's Semi-Annual Report to Shareholders for the period ended April 30, 1997. The Funds will provide the SemiAnnual Report without charge at written request or request by telephone.

                                AmeriPrime Funds

PART C.      OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

  (a)      Financial Statements for the Fountainhead Special Value Fund

           Included in Part A:

    (1) Financial Highlights from Commencement of Operations through April 30, 1997.

   Included in Part B: The following documents are incorporated by reference to AmeriPrime Funds 1997 Semi-Annual Report to Shareholders.

       (1)      Report of Independent Public Accountant.

       (2)      Statement of Assets and Liabilities as of April 30, 1997.

       (3)      Unaudited Schedule of Investments - April 30, 1997.

       (4)      Unaudited Statement of Assets and Liabilities - April 30, 1997.

       (5) Unaudited Statement of Operations for the period from Commencement of Operations through April 30, 1997.

       (6)      Unaudited Statement of Changes in Net Assets
                for  the   period   from   Commencement
                Operations through April 30, 1997.
       (7) Unaudited Financial Highlights for the period from Commencement of Operations through April 30, 1997.

       (8)      Notes to Financial Statements.


                       (1) (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

                               (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Pre-Effective
                     Amendment No. 1, is hereby incorporated
                                  by reference.

                  (iii) Copy of Amendment No. 2 to Registrant's
                         Declaration of Trust, which was
                             filed as an Exhibit to
                    Registrant's Post-Effective Amendment No.
                     1, is hereby incorporated by reference.

                               (iv)   Copy of Amendment No. 3 to Registrant's
                     Declaration of Trust,which was filed as
                    an Exhibit to Registrant's Post-Effective
                     Amendment No. 4, is hereby incorporated
                                  by reference.


                               (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective

                      {^r}     (vi)    Copy of Amendment No. 5 and Amendment No.
                    6 to Registrant's Declaration of Trust is filed herewith.Amendment No. 4, is hereby incorporated by reference.{/r}

                       (2) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's
                                Registration     Statement,     is    hereby
                                incorporated by reference.

                       (3)      Voting Trust Agreements - None.

                       (4)      Specimen of Share Certificates - None.

                       (5) (i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income ] Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.




                                                          {^r}  -1-{^/r}

                           (ii)    Copy of Registrant's Management Agreement
                                   with Jenswold, King  &   Associates, Adviser
                                   to Fountainhead Special Value Fund,{^} which was filed as an exhibibt to Registrants Post effective Amendment No. 8, are hereby icorpo-rated by refence.{^/r}

                         (iii) Copy of Registrant's Management Agreement with Advanced Investment Technology, Inc., Adviser to AIT Vision U.S.Equity Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

                          (iv) Copy of Registrant's Management Agreement with GLOBALT Inc., Adviser to GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                          (v) Copy of Registrant's Management Agreement with Newport Investment Advisors, Inc., Adviser to the MAXIM Contrarian Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

                          (vi)    Copy  of   Registrant's   Management
                                  Agreement     with    IMS    Capital
                                  Management, Inc., Adviser to the IMS Capital
                                  Value Fund,  which was filed as  an   Exhibit
                                  to Registrant's Post-Effective  Amendment
                                  No. 2, is hereby incorporated by reference.

                         (vii)    Copy of Registrant'sManagement Agreement
                                  with Commonwealth   Advisors,   Inc.,  Adviser
                                  toFlorida  Street Bond Fund and
                                  Florida  Street Growth Fund,
                                  {^} which was filed as  an   Exhibit
                                  to Registrant's Post-Effective  Amendment
                                  No. 8, is hereby incorporated by reference
                                  {/r}

                         (viii) Copy of Registrant's Management Agreement with Corbin & Company, Adviser to Corbin Small-Cap Fund, {^} which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby, incorporated by reference{/r}

                            (ix) Copy  of  Registrant's   proposed  Management
                                   Agreement with Vuong Asset Management Company, LLC, Adviser to MAI Enhanced Index Fund, MAI Growth & Income Fund, MAI Aggressive Growth Fund, MAI High-Yield Income Fund, MAI Capital Appreciation Fund and MAI Global Equity Fund (the "MAI Family of Funds"){^} which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby, incorporated by reference{/r}

                           (6)     Copy of Registrant's Amended and Restated
                                   Underwriting    Agreement   with   AmeriPrime
                                   Financial   Securities,    Inc.,{^}
                                   which was filed as  an
                                   Exhibit to Registrant's Post-Effective
                                   Amendment No. 8, is hereby,
                                   incorporated by reference{/r}

                           (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of
                                    Directors or Officers - None.





                                                          {^r} -2-{^/r}

                           (8) {r} (i) {/r}Copy of Registrant's Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                                 {r}  (ii)Copy of Registrant's Appendix B to
                                       the Agreement with the Custodian,
                                       Star Bank, N.A., {r}Exhibit  to
                                       Registrant's  Pre-Effective Amendment No.
                                       8, is hereby incorporated by reference.
                                       {/r}
                           (9) Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial
                                    Services, Inc., {r}which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 8, is hereby incorporated by reference.{/r}

                           (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

                           (11)     Consent of independent public accountants
                                    - None.

                           (12)     Financial Statements Omitted from
                                    Item 23 - None.

                           (13) Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                           (14) Model Plan used in Establishment of any Retirement Plan - None.

                           (15)     (i)     Copy of Registrant's Rule 12b-1
                                            Distribution Plan for The
                                            MAXIM Contrarian Fund, which was
                                            filed as an Exhibit to the
                                            Registrant's Post-Effective
                                            Amendment No. 1, is hereby
                                            incorporated by reference.

                                    (ii)    Copy of Registrant's Rule 12b-1
                                            Service Agreement for The
                                            MAXIM Contrarian Fund, which was
                                            filed as an Exhibit to
                                            Registrant's Post-Effective
                                            Amendment No. 1, is hereby
                                            incorporated by reference.

                           (16) Schedule for Computation of Each Performance Quotation - None.

                           (17)     Financial Data Schedule - None.

                           (18)     Rule 18f-3 Plan - None.

                           (19)     (i)     Power of Attorney for Registrant and
                                            Certificate with respect, thereto,
                                            which were filed as an Exhibit to
                                            Registrant's Post-Effective
                                            Amendment No. 5, are hereby
                                            incorporated by reference.





                                                        {^r}  -3-{^/r}

                                    (ii)    Powers of Attorney for Trustees and
                                            Officers   {^r}which were filed
                                            as an Exhibit to Registrant's Post-
                                            Effective Amendment No. 8, are
                                            hereby incorporated by reference.
                                            {/^r}

                                 {^r)(iii)   Power of Attorney for the Treasurer
                                            of the Trust is filed herewith.{^/r)




Item 25. Persons Controlled by or Under Common Control with the Registrant (As of March 1, 1997

               The Carl Domino Associates, L.P., Profit Sharing Trust may be deemed to control the Carl Domino Equity Income Fund, Roger E. King,
    {^r} Robert E.  Walsh  and the  Jenswold,  King &  Associates,  Inc.{^/r)
     Profit Sharing Plan may be deemed to control the Fountainhead Special Value Fund, and Cheryl and Kenneth Holeski may be deemed to control The MAXIM Contrarian Fund, as a result of their respective beneficial ownership of those Funds.
Item 26.          Number of Holders of Securities {^r)(as of May 30, 1997){^/r}
--------          ----------------------------------------------------

      Title of Class                         Number of Record Holders

{^r)Carl Domino Equity Income Fund                       54
Fountainhead Special Value Fund                          34
AIT Vision U.S. Equity Portfolio                         28
GLOBALT Growth Fund                                      53
The MAXIM Contrarian Fund                                42
IMS Capital Value Fund                                  249
{^r}Florida Street Income Fund                           0
{^r}Florida Street Equity Fund                           0
Corbin Small-Cap Value Fund                              0
{^r}MAI Enhanced Index Fund                              0
MAI Growth and Income Fund                               0
MAI Aggressive Growth Fund                               0
MAI High-Yield Income Fund                               0
MAI Capital Appreciation Fund                            0
MAI Global Equity Fund                                   0

Item 27.          Indemnification

                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                    Section 6.4 Indemnification of Trustees,
                     Officers, etc. Subject to and except as
                   otherwise provided in the Securities Act of
                                   1933, as amended, and the 1940 Act,
                                   the Trust shall




                                                     {^r}      -4-{^/r}
                   indemnify  each  of  its  Trustees  and  officers  (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities,
                   including  but  not   limited   to   amounts   paid  in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before  any  court  or   administrative   or
                                    legislative  body,  in  which  such  Covered
                                    Person may be or may have been involved as a
                                    party or otherwise or with which such person
                                    may be or may have been threatened, while in
                                    office or thereafter,  by reason of being or
                                    having  been  such  a  Trustee  or  officer,
                                    director  or  trustee,  and  except  that no
                                    Covered Person shall be indemnified  against
                                    any   liability   to   the   Trust   or  its
                                    Shareholders  to which such  Covered  Person
                                    would  otherwise  be  subject  by  reason of
                                    willful   misfeasance,   bad  faith,   gross
                                    negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                        Section 6.5 Advances of Expenses.
                   The Trust shall advance attorneys' fees or
                   other expenses incurred by a Covered Person
                  in defending a proceeding to the full extent
                   permitted by the Securities Act of 1933, as
                  amended, the 1940 Act, and Ohio Revised Code
                   Chapter 1707, as amended. In the event any
                    of these laws conflict with Ohio Revised
                   Code Section 1701.13(E), as amended, these
                     laws, and not Ohio Revised Code Section
                            1701.13(E), shall govern.

                                            Section  6.6   Indemnification   Not
                                    Exclusive, etc. The right of indemnification
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled.   As  used  in  this  Article  VI,
                                    "Covered Person" shall include such person's
                                    heirs, executors and administrators. Nothing
                                    contained in this  article  shall affect any
                                    rights to indemnification to which personnel
                                    of  the  Trust,   other  than  Trustees  and
                                    officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

     (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others.Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.
                           In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Adviser

                  A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, is a registered investment adviser.

                           (1) CDA has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.

                                    (a)     Penn Independent Corp., a partner in
                                            CDA, is an insurance holding company
                                            that  operates  a  premium   finance
                                            company,  a surplus lines  insurance
                                            company and a wholesale insurance
                                            agency.

                                    (b)     James E. Heerin, Jr., an officer of
                                            CDA, is vice president and general
                                            counsel of Penn Independent Corp.
                                            and an officer and director
                                            of Shrimp Culture II, Inc., both at
                                            420 South York Road, Hatboro, PA
                                            19040.  Shrimp Culture II, Inc.
                                            raises and sells shrimp.

                                    (c)     Lawrence Katz, a partner in CDA, is
                        an orthopedic surgeon in private
                                    practice.

                                    (d)     Saltzman Partners, a partner in CDA,
                                            is a limited partnership that
                                            invests in companies and businesses.

                                    (e)     Cango Inversiones, SA, a partner in
                        CDA, is a foreign business entity
                       that invests in U.S. companies and
                                   businesses.

                  B. Jenswold, King & Associates, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("JKA"), adviser to the Fountainhead Special Value Fund, is a registered investment adviser.

                           (1) JKA has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of JKA during the past two years.

                                    (a)     John Servis, a director of JKA, is a
                                            licensed real estate broker.

                  C. Advanced Investment Technology, Inc., 311 Park Place Boulevard, Suite 250, Clearwater, Florida 34619 ("AIT"), adviser to AIT Vision U.S. Equity Portfolio, is a registered investment adviser.

                           (1) AIT has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of AIT during the past two fiscal years.

                                    (a)     Dean S. Barr, director and the CEO
                       of AIT,was the managing director of

                          LBS Capital Management, Inc.,
                              311 Park Place Blvd.,
                       Clearwater, Florida from 1989-1996.

                                    (b)     Mani Ganesh, a director and the vice
                                            president of AIT, was the vice
                                            president of LBS Capital Management,
                                            Inc. from 1989-1996.

                                    (c)     Scott P. Mason, a director of AIT is
                                            also a professor at Harvard
                                            University.

                                    (d)     Raymond L.  Killian,  a director  of
                                            AIT and the chief executive  officer
                                            of  Investment   Technology   Group,
                                            Inc., 900 3rd Avenue, New York, New
                                            York.

                                    (e)     David C. Cushing, a director of AIT
                                            ands  registered representative of
                                            Investment Technology Group, Inc.

                                    (f)     Lisa  A.  Sloan,   chief   operating
                                            officer  of  AIT  was   director  of
                                            operations     of    LBS     Capital
                                            Management,  Inc.,  311  Park  Place
                                            Blvd.,   Suite   330,    Clearwater,
                                            Florida.  From  1995-1996  she was a
                                            technical  controller  with  Salomon
                                            Brothers,  Inc.,  8800 Hidden  River
                                            Parkway, Tampa, Florida.

                  D. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

                           (1) GLOBALT has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

                                    (a)     Gregory S. Paulette, an officer of
                       GLOBALT,is the president of GLOBALT
                        Capital Management, a division of
                                            GLOBALT.

                  E. Newport Investment Advisors, Inc., 20600 Chagrin Boulevard, Suite 1020, Shaker Heights, Ohio 44122 ("Newport"), adviser to The MAXIM Contrarian Fund, is a registered investment adviser.

                           (1) Newport has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the officers and directors of Newport during the past two years.

                                    (a)     Kenneth Holeski, president of
                                            Newport is the vice president of
                                            Newport Evaluation Services, Inc., a
                                            fiduciary consultingbusiness at
                                            20600 Chagrin Boulevard, Shaker
                                            Heights, Ohio  44122, and a
                                            registered  representative of WRP
                                            Investments, Inc., 4407  Belmont
                                            Avenue, Youngstown, Ohio  44505, a
                                            registered broker/dealer.

                                    (b)     Donn M. Goodman, vice president of
                                            Newport, is the president of Newport
                                            Evaluation Services, Inc.

                  F. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

                           (1) IMS has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

                  G. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the{^r} Florida Street {^/r}Bond Fund and the {^r}Floria Street {^/r}Growth Fund, is a registered investment advisor.

                           (1) CommonWealth has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

                                    (a)     Walter A. Morales, President/Chief
                                            Investment Officer of CommonWealth
                                            was the Director of an insurance/
                                            broadcasting corporation, Guaranty
                                            Corporation, 929 Government Street,
                                            Baton Rouge, Louisiana  70802 from
                                            August 1994 to February 1996.
                                            From September 1994 through the
                                            present, a registered representative
                                            of a Broker/Dealer company,
                                            Securities Service Network,
                                            2225 Peters Road, Knoxville,
                                            Knoxville, Tennessee  37923.
                                            Beginning August 1995 through the
                                            present, an instructor at the
                                            University of Southwestern Louisiana
                                            in Lafayette, Louisiana.

                  H. Corbin & Company, 320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the

                           Corbin   Small-Cap   Value  Fund,   is  a  registered
                           investment adviser.

                           (1) Corbin has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years.

                                    (a)     Barbara E. Shields,  Vice  President
                                            for Legal Affairs of Corbin, was the
                                            Vice  President  and a trust officer
                                            for Central  Bank & Trust,  P.O. Box
                                            2138,  Fort  Worth,  Texas from June
                                            1994 to December 1995.

                                    (b)     Jeffrey  D.   Ressetar,   the  Chief
                                            Financial  Officer of Corbin,  was a
                                            securities        analyst/operations
                                            manager  for a  private  foundation,
                                            the  William C.  Conner  Educational
                                            Fund, at Texas Christian  University
                                            in Fort Worth,  Texas from June 1995
                                            to December 1995.

           {^r}    I.       Vuong Asset Management Company, LLC, 6575 West Loop
                           South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registereed investment adviser.

              (1) VAMCO has engaged in no other business during the
                             past two fiscal years.

                           (2) The   following   list  sets  forth   substantial
                               business activities of the directors and officers of VAMCO during the past two years.


                              (a)      Qui Tu Vuong, the Chief Investment
                                       Officer and head of Equity Asset Manage-ment of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager /Equities Regulation Representative of Omni Financial Group, LLC, a Securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management and Consulting Group, Inc., a financial consulting corporation at 6575 West Loop South #170 Bellaire, Texas 77401; and from August 1992 through February, 1996, he was a registered representative of Securities America, Inc., a securities brokerage
{^/r}
                    corporation at 6575 West Loop South #170
                             Bellaire, Texas 77401.

                             (b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group,LLC.

                             (c) Canh Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co-Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April 1990 through January, 1996.

Item 29.          Principal Underwriters

                  A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant.

               {^r}  B.       Omni  Financial  Group,  LLC  ("OMNI")  acts  as
                           co-distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong, each whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, hold no offices or position with the Registrant.{^/r}

Item 30.          Location of Accounts and Records

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake,
                  Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760.

Item 31.          Management Services Not Discussed in Parts A or B

                  None.

Item 32.          Undertakings

                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.








                  (c) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the Fountainhead Special Value Fund registration.

                  (d) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the {^r}Florida Street {^/r} Growth Fund, the {^r}Florida Street {^/r} Bond Fund, and the Corbin Small-Cap Value Fund registration.

             {^r} (e) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the MAI Family of Funds registration.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 19 day of June, 1997.


                                AmeriPrime Funds


                              By:
                              Donald S. Mendelsohn,
                                Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,
President and Trustee                           By:_________________________
                                                   Donald S. Mendelsohn,
Julie A. Feleo, Treasurer                          Attorney-in-Fact

Steve L. Cobb, Trustee                             June 30, 1997

Gary E. Hippenstiel, Trustee






                                  EXHIBIT INDEX

                                                                        EXHIBIT

 1.      Opinion of Brown, Cummins & Brown Co., L.P.A.................EX-99.B10

                       BROWN, CUMMINS & BROWN CO., L.P.A.
                         ATTORNEYS AND COUNSELORS AT LAW
                                3500 CAREW TOWER
J. W. BROWN (1911-1995)          441 VINE STREET
JAMES R. CUMMINS               CINCINNATI, OHIO  45202
ROBERT S BROWN                 TELEPHONE (513) 381-2121               OF COUNSEL
DONALD S. MENDELSOHN            TELECOPIER (513) 381-2125        GILBERT BETTMAN
LYNNE SKILKEN
AMY G. APPLEGATE
KATHRYN KNUE PRZYWARA
MELANIE S. CORWIN
JOANN M. STRASSER

                                  June 30, 1997


AmeriPrime Funds
1793 Kingswood Drive, Suite 200
Southlake, Texas  76092

Gentlemen:

         This letter is in response to your request for our opinion in connection with the filing of Post-Effective Amendment No. 9 of AmeriPrime Funds (the "Trust").

         We have examined a copy of the Trust's Agreement and Declaration of Trust, the Trust's By-Laws, the Trust's record of the various actions by the Trustees thereof, and all such agreements, certificates of public officials, certificates of officers and representatives of the Trust and others, and such other documents, papers, statutes and authorities as we deem necessary to form the basis of the opinion hereinafter expressed. We have assumed the genuineness of the signatures and the conformity to original documents of the copies of such documents supplied to us as original or photostat copies.

         Based  upon  the  foregoing,   we  are  of  the  opinion  that,   after
registration is effective for purposes of federal and applicable state securities laws, the shares of each series of the Trust, if issued in accordance with the then current Prospectus and Statement of Additional Information of the Trust, will be legally issued, fully paid and non-assessable. Post-Effective Amendment No. 9 does not contain any disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

         We herewith give you our permission to file this opinion with the Securities and Exchange Commission as an exhibit to Post-Effective Amendment No. 9 referred to above.

                                              Very truly yours,


                       BROWN, CUMMINS & BROWN CO., L.P.A.

BCB:ama